UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0525

Seligman Income and Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Income and Growth Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2008

	Shares, Principal Amount or Shares Subject to Call/Put		Value

Common Stocks 63.2%
Aerospace and Defense 1.8%
Boeing	2,900	shs.	$215,673
General Dynamics	3,100		258,447
Honeywell International	7,900		445,718
United Technologies	4,500		309,690

			1,229,528

Air Freight and Logistics 0.7%
United Parcel Service (Class B)	6,900		503,838

Airlines 0.5%
AMR*	14,400		129,888
Delta Air Lines*	9,600		82,560
Northwest Airlines*	11,500		103,385

			315,833

Auto Components 0.4%
Goodyear Tire & Rubber*	9,300		239,940

Automobiles 0.4%
General Motors	13,300		253,365

Biotechnology 1.1%
Cephalon*	7,800		502,320
ImClone Systems*	5,400		229,068

			731,388

Capital Markets 2.1%
Bank of New York Mellon	5,700		237,861
Fortress Investment Group (Class A)	36,700		450,676
Goldman Sachs Group	1,200		198,468
Lehman Brothers Holdings	4,100		154,324
Morgan Stanley	7,800		356,460

			1,397,789

Chemicals 0.6%
Dow Chemical	6,600		243,210
Monsanto	1,700		189,550

			432,760

Commercial Banks 1.2%
PNC Financial Services Group	3,500		229,495
Wachovia	11,380		307,260
Wells Fargo	10,300		299,730

			836,485

Commercial Services and Supplies 0.4%
Waste Management	7,100		238,276

Communications Equipment 4.4%
Cisco Systems*	24,000		578,160
Comverse Technology*	62,561		970,008
Nokia (ADR)	13,500		429,705
QUALCOMM	13,400		549,400
Research In Motion*	4,000		448,920

			2,976,193

Computers and Peripherals 2.8%
Apple*	3,500		502,250
Hewlett-Packard	14,000		639,240
International Business Machines	4,500		518,130
Seagate Technology	10,503		219,933

			1,879,553

Construction and Engineering 0.5%
Foster Wheeler*	3,900		220,818
Quanta Services*	5,700		132,069

			352,887

Consumer Finance 0.5%
American Express	7,800		341,016

Containers and Packaging 1.4%
Packaging Corporation of America	7,300		163,009
Smurfit-Stone Container*	102,144		786,509

			949,518

Diversified Financial Services 2.8%
Bank of America	21,120		800,659
CIT Group	5,900		69,915
JPMorgan Chase	23,540		1,011,043

			1,881,617

Diversified Telecommunication Services 2.2%
AT&T	25,800		988,140
Qwest Communications International	49,068		222,278
Time Warner Telecom (Class A)	17,800		275,722

			1,486,140

Electric Utilities 0.4%
Exelon	3,500		284,445

Energy Equipment and Services 2.2%
Baker Hughes	3,600		246,600
Halliburton	7,000		275,310
Noble	5,700		283,119
Schlumberger	4,300		374,100
Transocean	2,200		297,440

			1,476,569

Food and Staples Retailing 2.4%
CVS/Caremark	8,700		352,437
Rite Aid	431,032		1,267,234

			1,619,671

Health Care Equipment and Supplies 0.9%
St. Jude Medical*	7,300		315,287
Zimmer Holdings*	3,500		272,510

			587,797

Health Care Providers and Services 0.9%
Express Scripts*	3,600		231,552
Health Net*	1,816		55,933
Quest Diagnostics	5,000		226,350
UnitedHealth Group	2,589		88,958

			602,793

Hotels, Restaurants and Leisure 0.6%
Wynn Resorts	3,900		392,496

Independent Power Producers and Energy Traders 0.4%
AES*	14,700		245,049

Industrial Conglomerates 1.7%
3M	2,500		197,875
General Electric	24,840		919,328

			1,117,203

Insurance 2.2%
American International Group	11,400		493,050
Hartford Financial Services Group	6,100		462,197
MetLife	3,700		222,962
Prudential Financial	4,148		324,581

			1,502,790

Internet Software and Services 1.9%
Google (Class A)*	600		264,282
SAVVIS	32,734		532,582
Yahoo!*	15,845		458,396

			1,255,260

Life Sciences Tools and Services 0.5%
Applied Biosystems Group	10,000		328,600

Machinery 0.7%
Caterpillar	3,700		289,673
Deere	2,000		160,880

			450,553

Media 2.3%
Comcast (Class A)*	9,000		174,060
Gemstar-TV Guide International*	296,323		1,392,718

			1,566,778

Metals and Mining 1.5%
Alcoa	8,457		304,959
Freeport-McMoRan Copper & Gold	7,000		673,540

			978,499

Multi-Utilities 0.4%
TECO Energy	16,300		259,985

Multiline Retail 1.6%
Kohl’s*	10,749		461,025
Target	11,700		592,956

			1,053,981

Oil, Gas and Consumable Fuels 5.8%
Chevron	8,600		734,096
ConocoPhillips	7,700		586,817
El Paso	27,000		449,280
Exxon Mobil	17,610		1,489,454
Valero Energy	4,800		235,728
XTO Energy	6,400		395,904

			3,891,279

Pharmaceuticals 4.9%
Abbott Laboratories	7,700		424,655
Bristol-Myers Squibb	20,900		445,170
Forest Laboratories*	4,900		196,049
Johnson & Johnson	4,600		298,402
Merck	10,300		390,885
Mylan Laboratories	21,400		248,240
Pfizer	25,058		524,464
Schering-Plough	10,000		144,100
Sepracor*	4,400		85,888
Wyeth	13,502		563,844

			3,321,697

Semiconductors and Semiconductor Equipment 2.6%
Intel	21,700		459,606
Marvell Technology Group*	95,779		1,042,075
NVIDIA*	8,900		176,131
Qimonda (ADR)*	24,658		106,276

			1,784,088

Software 1.9%
Adobe Systems	1,027		36,551
BMC Software*	5,800		188,616
Microsoft	23,900		678,282
Oracle*	20,200		395,112

			1,298,561

Specialty Retail 1.2%
Home Depot	7,300		204,181
OfficeMax	31,774		608,154

			812,335

Tobacco 2.5%
Altria Group	16,765		372,183
Philip Morris International*	16,765		847,974
UST	8,000		436,160

			1,656,317

Wireless Telecommunication Services 0.3%
NII Holdings*	5,400		171,612

Total Common Stocks			42,704,484

Corporate Bonds 15.8%
Aerospace and Defense 0.0%
Honeywell International 5.3%, 3/1/2018	$25,000		25,668

Airlines 0.4%
Continental Airlines:
8.75%, 12/1/2011	250,000		195,625
5.983%, 4/19/2022	95,000		84,636

			280,261

Auto Components 0.3%
Allison Transmission 11%, 11/1/2015†	250,000		218,750
Lear 8.75%, 12/1/2016	25,000		21,469

			240,219

Automobiles 0.7%
Daimler Finance North America 4.875%, 6/15/2010	140,000		140,919
Ford Motor 7.45%, 7/16/2031	250,000		166,250
General Motors 8.375%, 7/15/2033	250,000		177,500

			484,669

Beverages 0.1%
Coca-Cola 5.35%, 11/15/2017	65,000		67,953

Capital Markets 0.9%
Ameriprise Financial 5.35%, 11/15/2010	140,000		143,559
Bank of New York Mellon 4.95%, 11/1/2012	65,000		66,665
Goldman Sachs Group 6.15%, 4/1/2018	65,000		65,023
Lehman Brothers Holdings 5.75%, 5/17/2013	60,000		58,384
Merrill Lynch 6.05%, 5/15/2012	60,000		60,996
Nuveen Investments 10.5%, 11/15/2015†	250,000		215,625

			610,252

Chemicals 0.6%
E.I. duPont de Nemours 5%, 1/15/2013	60,000		62,541
Mosaic 7.625% 12/1/2016†	50,000		54,000
Nova Chemicals 7.863%, 11/15/2013#	200,000		168,500
Praxair 5.375%, 11/1/2016	115,000		116,989

			402,030

Commercial Services and Supplies 0.0%
Cintas Corporation No. 2, 6.15%, 8/15/2036	30,000		28,258

Communications Equipment 0.7%
Nortel Networks:
8.508%, 7/15/2011#	250,000		215,625
10.75%, 7/15/2016	250,000		229,687

			445,312

Computers and Peripherals 0.1%
Hewlett Packard 5.5%, 3/1/2018	65,000		66,720

Consumer Finance 0.9%
American Express 6.15%, 8/28/2017	30,000		29,914
National Rural Utilities Cooperative Finance 5.45%, 2/1/2018	55,000		55,058
Nissan Motor Acceptance 5.625%, 3/14/2011†	295,000		314,624
Rental Service 9.5%, 12/1/2014	275,000		231,000

			630,596

Diversified Financial Services 0.1%
CIT Group 5.4%, 1/30/2016	25,000		19,813
JPMorgan Chase 5.375%, 10/1/2012	60,000		62,362

			82,175

Diversified Telecommunication Services 0.5%
AT&T 5.5%, 2/1/2018	65,000		63,763
Citizens Communications 6.625%, 3/15/2015	250,000		226,250
Embarq 7.082%, 6/1/2016	25,000		23,704

			313,717

Electric Utilities 0.5%
Exelon Generation 6.2%, 10/1/2017	45,000		44,666
Indiana Michigan Power 6.05%, 3/15/2037	110,000		97,622
Pacific Gas and Electric 5.625%, 11/30/2017	105,000		108,065
PacifiCorp 6.25%, 10/15/2037	60,000		60,827

			311,180

Energy Equipment and Services 0.2%
Complete Production Services 8%, 12/15/2016	25,000		24,125
Helix Energy Solutions 9.5%, 1/15/2016†	50,000		50,250
Weatherford International 7%, 3/15/2038	55,000		56,009

			130,384

Food and Staples Retailing 0.3%
Kroger 6.90%, 4/15/2038	55,000		56,016
Safeway 6.35%, 8/15/2017	125,000		132,358

			188,374

Food Products 1.0%
Archer Daniels Midland 5.45%, 3/15/2018	65,000		65,467
Corn Products 6%, 4/15/2017	120,000		129,041
General Mills 5.20%, 3/17/2015	50,000		50,215
Pilgrims Pride 8.375%, 5/1/2017	250,000		221,250
Smithfield Foods 7%, 8/1/2011	240,000		237,600

			703,573

Gas Utilities 0.1%
TransCanada Pipelines 6.2%, 10/15/2037	55,000		53,208

Health Care Providers and Services 1.5%
Fresenius Medical Care Capital Trust 7.875%, 6/15/2011	140,000		145,950
HCA 9.125%, 11/15/2014†	250,000		258,125
HealthSouth 10.829%, 6/15/2014#	250,000		242,500
Tenet Healthcare 9.25%, 2/1/2015	300,000		282,000
UnitedHealth Group 6.625%, 11/15/2037	110,000		102,096

			1,030,671

Hotels, Restaurants and Leisure 0.2%
Harrah’s Operating 10.75%, 2/1/2016†	25,000		21,187
Yum! Brands 6.25%, 3/15/2018	105,000		105,730

			126,917

Household Durables 0.4%
Jarden 7.5%, 5/1/2017	250,000		220,000
Kimberly-Clark 6.125%, 8/1/2017	80,000		86,606

			306,606

Industrial Conglomerates 0.3%
General Electric Capital 5.875%, 1/14/2038	80,000		77,374
Koninklijke (Royal) Philips Electronics 5.75%, 3/11/2018	105,000		107,187

			184,561

Insurance 0.2%
Genworth Global Funding Trust 5.2%, 10/8/2010	65,000		66,883
Prudential Financial 6.625%, 12/1/2037	90,000		89,182

			156,065

IT Services 0.3%
iPayment 9.75%, 5/15/2014	250,000		223,125

Machinery 0.1%
Caterpillar Financial Services 4.25%, 2/8/2013	30,000		29,994
SPX 7.625%, 12/15/2014†	50,000		51,563

			81,557

Media 0.9%
Cablevision Systems 7.133%, 4/1/2009#	200,000		199,500
Charter Communications Holdings I:
13.5%, 1/15/2014	90,000		57,150
11%, 10/1/2015	25,000		17,500
Readers Digest 9%, 2/15/2017†	250,000		168,125
Time Warner Cable 5.4%, 7/2/2012	130,000		127,849
Viacom 6.125%, 10/5/2017	55,000		53,725

			623,849

Multi-Utilities 0.2%
Dominion Resources 5.6%, 11/15/2016	110,000		110,702

Multiline Retail 0.6%
Dollar General 11.875%, 7/15/2017	25,000		22,000
Neiman Marcus 9%, 10/15/2015	250,000		251,250
J.C. Penney 6.375%, 10/15/2036	120,000		102,283

			375,533

Office Electronics 0.3%
Xerox:
5.5%, 5/15/2012	120,000		121,121
7.625%, 6/15/2013	50,000		51,696

			172,817

Oil, Gas and Consumable Fuels 1.7%
Amerada Hess 7.125%, 3/15/2033	55,000		61,528
Chesapeake Energy 7.625%, 7/15/2013	250,000		242,500
Encana 5.9%, 12/1/2017	105,000		107,829
OPTI Canada 7.875%, 12/15/2014	50,000		49,125
Peabody Energy 6.875%, 3/15/2013	140,000		142,800
Pemex Project Funding Master Trust 5.75%, 3/1/2018	110,000		112,792
Petrobras International Finance 5.875%, 3/1/2018	50,000		48,377
Plains Exploration Production 7.75%, 6/15/2015	300,000		300,750
W & T Offshore 8.25%, 6/15/2014†	25,000		23,313
XTO Energy 6.25%, 8/1/2017	80,000		85,438

			1,174,452

Real Estate Investment Trusts 0.3%
Health Care Properties 6%, 1/30/2017	110,000		89,954
Hospitality Property Trust 6.7%, 1/15/2018	45,000		38,612
Prologis Trust 5.625%, 11/15/2016	110,000		100,192

			228,758

Road and Rail 0.4%
Avis Budget Car Rental 5.565%, 5/15/2014#	250,000		197,500
Union Pacific 5.7%, 8/15/2018	50,000		49,807

			247,307

Semiconductors and Semiconductor Equipment 0.4%
Freescale Semiconductor 10.125%, 12/15/2016	375,000		255,000

Specialty Retail 0.1%
Asbury Automotive Group 7.625%, 3/15/2017	25,000		19,875
Michaels Stores 11.375%, 11/1/2016	25,000		19,750
Yankee Acquisition 9.75%, 2/15/2017	25,000		20,000

			59,625

Thrifts and Mortgage Finance 0.1%
MGIC Investment 5.625%, 9/15/2011	70,000		58,624

Trading Companies and Distributors 0.2%
Neff 10%, 6/1/2015	250,000		120,000

Water Utilities 0.2%
American Water Capital 6.085%, 10/15/2017†	105,000		109,468

Total Corporate Bonds			10,710,186

US Government and Government Agency Securities 7.4%
US Government Securities 2.4%
US Treasury Bonds:
5.375%, 2/15/2031	80,000		92,550
4.5%, 2/15/2036	106,000		109,536
4.75%, 2/15/2037	192,000		206,565
5%, 5/15/2037	5,000		5,595
US Treasury Inflation-Protected Security 2.375%, 1/15/2017	125,582		140,201
US Treasury Notes:
4.5%, 2/28/2011	120,000		129,347
4.25%, 9/30/2012	100,000		108,102
3.875%, 10/31/2012	195,000		207,355
3.625%, 12/31/2012	40,000		42,160
2.75%, 2/28/2013	60,000		60,844
4.25%, 8/15/2013	195,000		212,337
4.75%, 8/15/2017	15,000		16,601
3.5%, 2/15/2018	110,000		110,670
US Treasury STRIPS Principal 7.5%, 11/15/2024**	425,000		200,212

			1,642,075

Government Agency SecuritiesØ 0.8%
Fannie Mae:
5.125%, 4/15/2011	60,000	ØØ	64,042
4.75%, 11/19/2012	195,000		208,307
5.375%, 6/12/2017	70,000		77,020
5%, 7/9/2018	100,000		100,068
Tennessee Valley Authority 5.5%, 7/18/2017	60,000		66,948

			516,385

Government Agency Mortgage-Backed Securities ††ø 4.2%
Fannie Mae:
5.25%, 3/5/2014	100,000		104,516
5.5%, 11/1/2020	63,958		65,477
4.5%, 12/1/2020#	185,171		184,914
5.45%, 8/25/2035	199,305		204,098
5.353%, 4/1/2036#	179,685		181,289
6.05%, 4/1/2036#	269,318		273,342
5.985%, 8/1/2036#	180,656		184,507
6.112%, 8/1/2036#	207,366		211,911
5.858%, 6/1/2037#	351,632	ØØ	358,252
6.5%, 9/1/2037	362,993		372,999
Freddie Mac Gold:
6.161%, 8/1/2036#	232,459		239,833
6.115%, 12/1/2036#	190,902		194,148
5.964%, 4/1/2037#	181,910		184,452
4.5%, TBA 4/2008	100,000		99,406

			2,859,144

Total US Government and Government Agency Securities			5,017,604

Preferred Stocks 4.3%
Capital Markets 0.6%
Lehman Brothers Holdings:
Series D 5.67%	6,500	shs.	218,465
Series F 6.5%	12,500		229,750

			448,215

Chemicals 0.8%
E. I. duPont de Nemours:
Series A $3.50	4,300		275,200
Series B $4.50	3,500		281,750

			556,950

Commercial Banks 0.3%
HSBC USA (Series F) 5.479%#	13,100		233,704

Electric Utilities 0.5%
Pacific Gas and Electric (Series A) 6%	12,400		325,500

Multi-Utilities 0.5%
Consolidated Edison (Series A) $5.00	3,500		317,450

Thrifts and Mortgage Finance 1.5%
Fannie Mae:
Series H 5.81%	6,600		262,416
Series L 5.125%	7,500		266,250
Freddie Mac:
Series F 5%	7,700		261,800
Series R 5.7%	6,700		256,275

			1,046,741

Total Preferred Stocks			2,928,560

Asset-Backed Securities†† 1.0%
Centex Home Equity 4.649%, 12/25/2032#	$174,508		78,374
Citicorp Residential Mortgage Securities 5.872%, 9/25/2036	48,729		48,378
Equifirst Mortgage Loan Trust 3.51%, 12/25/2032#	145,956		136,990
GSAA Home Equity Trust 5.344%, 9/25/2035	65,000		56,886
Irwin Home Equity 2.979%, 2/25/2034#	74,543		68,068
Structured Asset Securities 4.04%, 6/25/2033#	262,232		262,150

Total Asset-Backed Securities			650,846

Collateralized Mortgage Obligations†† 0.9%
Bank of America Mortgage Securities 5.642%, 7/25/2034#	53,506		52,007
Bear Stearns Alternate Trust 6.904%, 4/25/2035#	55,389		36,003
GSR Mortgage Loan Trust 5.316%, 7/25/2035#	95,303		89,449
Homestar Mortgage Acceptance 2.919%, 3/25/2034#	81,931	ØØ	59,740
Indymac Index Mortgage Loan Trust 6.168%, 3/25/2036#†	231,641		172,372
Wells Fargo Mortgage Backed Securities Trust 4.733%, 7/25/2034#	234,413		216,291

Total Collateralized Mortgage Obligations			625,862

Options Purchased* 0.7%
Biotechnology 0.0%
Amgen, Call expiring January 2009 at $60	18,800	shs.	12,690

Capital Markets 0.0%
Lehman Brothers Holdings, Call expiring January 2009 at $80	9,600		5,280

Communications Equipment 0.1%
JDS Uniphase, Call expiring January 2009 at $15	24,100		36,150
Motorola, Call expiring January 2009 at $20	26,300		2,630
QUALCOMM, Call expiring January 2009 at $40	7,400		43,660

			82,440

Diversified Financial Services 0.0%
CIT Group, Call expiring January 2009 at $35	7,300		3,650
Citigroup, Call expiring January 2009 at $30	7,200		9,144

			12,794

Food and Staples Retailing 0.1%
Rite Aid, Call expiring January 2009 at $5	84,700		29,645

Hotels, Restaurants and Leisure 0.0%
Starbucks, Call expiring January 2009 at $30	13,200		2,640

Index Derivatives 0.1%
Financial Select Sector SPDR Fund, Put expiring January 2009 at $30	17,000		22,950
Powershare QQQ Trust, Call expiring December 2008 at $48	15,300		37,715
SPDR Trust Series 1, Call expiring December 2008 at $140	3,700		26,640

			87,305

Internet Software and Services 0.2%
Yahoo!, Call expiring January 2009 at $25	17,300		103,800
Yahoo!, Call expiring January 2009 at $30	13,400		34,170

			137,970

Pharmaceuticals 0.1%
Bristol Myers, Call expiring January 2009 at $25	10,500		9,870
Wyeth, Call expiring July 2008 at $42.50	8,700		27,840

			37,710

Semiconductors and Semiconductor Equipment 0.1%
Marvell Technology Group, Call expiring January 2009 at $15	23,600		20,060
Marvell Technology Group, Call expiring January 2009 at $20	21,600		5,400
Micron Technology, Call expiring January 2009 at $15	52,000		7,800

			33,260

Total Options Purchased			441,734

Foreign Government Agency Securities 0.3%
Corporacion Andina de Fomento 5.75%, 1/12/2017	$110,000		107,730
Export-Import Bank of Korea 5.5%, 10/17/2012	115,000		118,043

Total Foreign Government Agency Securities			225,773

Short-Term Holdings 4.9%
Equity Linked Notes## 2.6%
Deutsche Bank, 39%, 9/5/2008(a)	348,000		300,011
Goldman Sachs Group:
35.5%, 4/21/2008(b)	471,000		199,775
34.6%, 10/2/2008(c)	348,000		339,035
Lehman Brothers:
53.51%, 9/14/2008(d)	348,000		263,304
39.5%, 10/2/2008(e)	348,000		337,734
Morgan Stanley 43.3%, 5/15/2008(f)	575,000		324,133

Total Equity Linked Notes			1,763,992

Repurchase Agreement 2.2%
Fixed Income Clearing Corporation 1.80%, dated 3/31/2008, maturing 4/1/2008, in the amount of $1,466,073, collateralized by: $1,425,000 Federal Home Loan Bank 6%, 12/20/2022, with a fair market value of $1,510,500	1,466,000		1,466,000

Corporate Bonds 0.1%
Qwest Communications 6.565%, 2/15/2009#	66,000		65,670

Total Short-Term Holdings			3,295,662

Total Investments 98.5%			66,600,711

Other Assets Less Liabilities 1.5%			1,018,957

Net Assets 100.0%			$67,619,668

*	Non-income producing security.

**	STRIPS (Separate Trading of Registered Interest and Principal of Securities) Principal is purchased at a discount, receives no interest and receives a single payment at maturity.

ADR - American Depositary Receipts.

TBA - To be announced.

†	The security may be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933.

††

Investments in mortgage-backed securities, collateralized mortgage obligations and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these instruments.

Ø	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.

ØØ	At March 31, 2008, these securities, with a total value of $482,034, were held as collateral for the TBA securities.

#	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at March 31, 2008.

##

The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

The principal amount of the notes plus or minus the lowest return of the companies’ respective stock prices determined at maturity from the date of purchase of the notes:

(a)	Oracle, Schering-Plough and Target

(b)	Comverse Technology, Northwest Airlines and Qwest Communications International

(c)	Adobe Systems, UnitedHealth Group and Wyeth

(d)	Delta Air Lines, Intel and Mylan

(e)	Health Net, Kohl’s and Prudential Financial

(f)	NII Holdings, Office Depot and Qwest Communications International

At March 31, 2008, the cost of investments for federal income tax purposes was $77,438,645. The tax basis gross appreciation and depreciation of portfolio securities were $1,931,410 and $12,769,344, respectively. Net depreciation was $10,837,934.

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated (Manager of the Fund) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fair Value Measurement - On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments, interest rates, prepayment speeds, credit risk, etc.); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments as of March 31, 2008 based on the level of inputs used:

Valuation Inputs	Value

Level 1 - Quoted Prices	$46,074,778
Level 2 - Other Significant Observable Inputs	20,525,933
Level 3 - Significant Unobservable Inputs	0

Total	$66,600,711

Risk - To the extent that the Fund invests a substantial percentage of its assets in an industry, the Fund’s performance may be negatively affected if that industry falls out of favor. Stocks of large-capitalization companies have at times experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the Fund’s performance may be negatively affected. Fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. High-yield securities are subject to greater risk of loss of principal and interest than higher-rated, investment grade fixed income securities.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN INCOME AND GROWTH FUND, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	May 27, 2008

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 27, 2008

SELIGMAN INCOME AND GROWTH FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.